Financial investments (Tables)	3 Months Ended
Mar. 31, 2021
Financial investments [Abstract]
Non-current and Current financial investments
The detail of Non-current and Current financial investments as of March 31, 2021 and December 31, 2020 is as follows:

	Balance as of March 31, 2021	Balance as of December 31, 2020
	($ in thousands)
Fair Value through OCI (Investment in Ten West link)	14,459	12,896
Fair Value through Profit and Loss (Investment in Rioglass)	-	2,687
Derivative assets (Note 9)	2,093	1,099
Other receivable accounts at amortized cost	67,868	73,072
Total non-current financial investments	84,420	89,754
Contracted concessional financial assets	178,601	178,198
Derivative assets (Note 9)	1,236	460
Other receivable accounts at amortized cost	16,916	21,426
Total current financial investments	196,753	200,084